Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2025	December 31, 2024

Cash	$767,683	$830,788
Cash equivalents	101,673	26,009
	$869,356	$856,797